Exhibit 99.8 Schedule 1

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
ARInitialInterestRate	0	26	0%
MINNo	0	26	0%
B1FirstName	0	26	0%
ApplicationDate	1	26	3.85%
MortgageOriginationChannel	0	26	0%
SalesPrice	0	26	0%
PropertyZipCode	0	26	0%
LoanProgram	0	26	0%
LenderName	0	26	0%
OriginatorDTI	0	26	0%
NumberofUnits	0	26	0%
PropertyCounty	0	26	0%
PropertyState	0	26	0%
LoanPurpose	0	26	0%
AmortizationType	0	26	0%
NoteDate	0	26	0%
AllBorrowerTotalIncome	0	26	0%
B1LastName	0	26	0%
PropertyAddress	0	26	0%
FirstPaymentDate	0	26	0%
QMQualifyingTotalHousingExpensePITIA	2	26	7.69%
OriginatorQMStatus	12	26	46.15%
InitialMonthlyPIOrIOPayment	1	26	3.85%
B1Citizen	0	26	0%
PropertyCity	0	26	0%
B2FirstName	0	26	0%
B2LastName	0	26	0%
UnderwritingGuidelineProductName	0	26	0%
PrimaryAppraisedPropertyValue	2	26	7.69%